OTHER RECEIVABLES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Jun. 02, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes receivables increased	$ 1,400,000			$ 1,400,000
Principal amount	147,781	$ 145,328	$ 125,000	150,000
Principal payment	2,849,846
Remaining balance	150,154			1,598,340
Notes receivables increased	600,000
Allowance for Credit Loss, Receivable, Other, Current	5,000	$ 25,000		$ 0
Co Marketing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 3,000,000